Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases Tables [Abstract]
Schedule of right-of-use assets and lease liabilities recognized and movements	Right-of-use assets

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2023 and 2022:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2021	3,430	3,948
Impairment	(78)	—
Depreciation	(730)	—
Interest expense	—	212
Payments	—	(880)
Balance, as at December 31, 2022	2,622	3,280
Impairment	(669)	—
Transfers	(979)	—
Depreciation	(304)	—
Interest expense	—	178
Payments	—	(749)
Balance, as at December 31, 2023	670	2,709

Schedule of consolidated statement of operations and comprehensive income (loss)	Investment in Sublease, net

	As at
	December 31, 2023	December 31, 2022
Transfers	979	—
Additions	191	—
Interest accretion	71	—
Payments from sublessor	(13)	—
Balance, as at December 31, 2023	1,228	—

(ii)
Investment in Sublease, net (Continued from previous page)

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Depreciation of right-of-use assets	304	730	725
Interest expense on lease liabilities	178	212	243
Expenses relating to short term leases	449	478	436
Impairment	669	78	—
Variable lease payments	429	505	453
Total	2,029	2,003	1,857